Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 28, 2015	Mar. 29, 2014
Current assets:
Cash and cash equivalents		$ 2,356	$ 2,328
Accounts receivable		7,696	7,334
Inventories		135,739	144,644
Prepaids and other current assets		2,232	2,360
Total current assets		148,023	156,666
Property and equipment		28,544	30,923
Intangible assets		917	1,063
Other assets		2,720	1,842
Total non-current assets		32,181	33,828
Total assets		180,204	190,494
Current liabilities:
Bank indebtedness		64,347	73,941
Accounts payable		44,740	36,921
Accrued liabilities		8,079	7,963
Current portion of long-term debt		4,745	4,537
Total current liabilities		121,911	123,362
Long-term debt		52,039	50,213
Other long-term liabilities		3,431	3,297
Total long-term liabilities		$ 55,470	$ 53,510
Commitments and Contingencies
Stockholders' equity:
Common stock		$ 69,601	$ 69,475
Preferred stock - no par value, unlimited shares authorized, none issued	[1]
Additional paid-in capital		$ 16,107	$ 16,041
Accumulated deficit		(84,287)	(75,655)
Accumulated other comprehensive income		1,402	3,761
Total stockholders' equity		2,823	13,622
Total liabilities and stockholders' equity		180,204	190,494
Class A Common Stock [Member]
Stockholders' equity:
Common stock	[1]	30,988	30,862
Class B Common Stock [Member]
Stockholders' equity:
Common stock	[1]	$ 38,613	$ 38,613

[1]	unlimited shares authorized